Schedule II - Schedule Of Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		$ 5,634	$ 4,431	$ 3,510
Charged to Cost and Expense	[1]	954	2,941	2,154
Acounts Written Off		(1,882)	(1,469)	(1,159)
Other		47	(269)	(74)
Balance at End of Year		4,753	5,634	4,431
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		1,082	64	50
Additions		198	1,018	14
Balance at End of Year		1,280	1,082	64
SEC Schedule, 12-09, Reserve, Inventory [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		9,381	12,933	15,214
Charged to Cost and Expense		1,175
Reductions			(3,552)	(2,281)
Balance at End of Year		$ 10,556	$ 9,381	$ 12,933

[1]	Net of recoveries on previously reserved or written-off balances.